NOTE 11 - DEBT FORGIVENESS	12 Months Ended
Dec. 31, 2011
Debt Forgiveness Disclosure [Text Block]	NOTE 11 - DEBT FORGIVENESS
During the year ended December 31, 2009, an outside attorney of the Company forgave a total of $61,514 in previously accrued interest on past due balances.